Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 89.7%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)	1,533,996	$80,442,750

Total Investment Companies
(Cost: $74,985,674)		80,442,750

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(b)	3,450,000	3,450,000

Total Short-Term Securities — 3.8%
(Cost: $3,450,000)		3,450,000

Total Investments in Securities — 93.5%
(Cost: $78,435,674)		83,892,750

Other Assets Less Liabilities — 6.5%		5,786,788

Net Assets — 100.0%		$89,679,538

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$16,897,406	$—		$(16,899,217	)(b)	$1,829	$(18)	$—	—	$2,060	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,280,000	1,170,000	(b)	—		—	—	3,450,000	3,450,000	18,660		—
iShares 10+ Year Investment Grade Corporate Bond ETF	58,266,640	21,157,966		(8,698,879)		(11,459)	9,728,482	80,442,750	1,533,996	794,026		—
						$(9,630)	$9,728,464	$83,892,750		$814,746		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
1.49%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/18/24	USD	800	$1,732	$—	$1,732
5.25%	At Termination	1-Day SOFR, 5.32%	At Termination	N/A	11/07/24	USD	1,000	(1,960)	3	(1,963)
0.40%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/19/25	USD	1,850	116,927	(7,615)	124,542
2.45%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/04/27	USD	500	21,014	4	21,010
0.48%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/15/27	USD	2,335	254,282	37,333	216,949
3.24%	Annual	1-Day SOFR, 5.32%	Annual	N/A	04/11/28	USD	700	11,551	5	11,546
3.24%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/16/28	USD	300	5,092	2	5,090
3.91%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/11/28	USD	200	(2,165)	2	(2,167)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
January 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
4.40%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/17/28	USD	500	$(16,255)	$5	$(16,260)
4.52%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/01/28	USD	150	(5,704)	2	(5,706)
3.67%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/08/29	USD	500	(1,063)	5	(1,068)
0.78%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/19/30	USD	2,190	363,832	(33,840)	397,672
2.10%	Annual	1-Day SOFR, 5.32%	Annual	N/A	04/04/32	USD	2,630	275,221	38	275,183
3.37%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/22/33	USD	200	3,562	3	3,559
3.48%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/01/33	USD	200	1,740	3	1,737
3.53%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/16/33	USD	100	514	2	512
3.76%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/08/33	USD	800	(10,773)	13	(10,786)
3.72%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/10/33	USD	400	(4,073)	6	(4,079)
3.72%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/11/33	USD	300	(2,947)	5	(2,952)
4.31%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/17/33	USD	100	(5,834)	2	(5,836)
3.51%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/05/34	USD	1,100	8,167	19	8,148
3.61%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/08/34	USD	500	(459)	8	(467)
3.65%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/12/34	USD	250	(1,207)	5	(1,212)
3.74%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/24/34	USD	300	(3,555)	5	(3,560)
1.75%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/17/36	USD	9,285	1,718,154	(495,166)	2,213,320
3.78%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/08/38	USD	1,300	(17,439)	27	(17,466)
3.72%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/11/38	USD	600	(4,304)	12	(4,316)
3.92%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/18/38	USD	300	(8,881)	(487)	(8,394)
3.91%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/31/38	USD	100	(2,817)	3	(2,820)
4.01%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/22/38	USD	100	(3,947)	2	(3,949)
4.29%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/29/38	USD	200	(14,376)	4	(14,380)
4.32%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/17/38	USD	500	(37,583)	10	(37,593)
4.34%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/06/38	USD	100	(7,753)	2	(7,755)
4.14%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/20/38	USD	150	(8,271)	3	(8,274)
3.94%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/01/38	USD	300	(9,639)	7	(9,646)
3.54%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/05/39	USD	1,800	25,172	38	25,134
3.64%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/08/39	USD	800	1,638	17	1,621
3.67%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/10/39	USD	200	(258)	5	(263)
3.70%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/12/39	USD	150	(642)	3	(645)
3.73%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/01/39	USD	200	(1,620)	4	(1,624)
1.95%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/10/41	USD	12,427	2,701,538	(1,128,229)	3,829,767
3.47%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/25/43	USD	200	4,824	5	4,819
3.65%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/03/43	USD	100	96	3	93
3.73%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/08/43	USD	1,800	(19,477)	49	(19,526)
3.67%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/11/43	USD	400	(989)	11	(1,000)
3.81%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/15/43	USD	200	(4,148)	5	(4,153)
3.87%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/18/43	USD	200	(5,861)	(401)	(5,460)
3.95%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/22/43	USD	250	(10,337)	7	(10,344)
4.24%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/29/43	USD	200	(16,310)	6	(16,316)
4.28%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/17/43	USD	600	(52,479)	17	(52,496)
4.18%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/07/43	USD	200	(14,767)	6	(14,773)
4.07%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/22/43	USD	200	(11,778)	5	(11,783)
3.92%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/01/43	USD	300	(11,423)	9	(11,432)
3.52%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/05/44	USD	1,600	29,968	45	29,923
3.62%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/08/44	USD	800	3,220	22	3,198
3.64%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/10/44	USD	200	364	5	359
3.68%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/12/44	USD	280	(1,134)	8	(1,142)
3.78%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/24/44	USD	600	(10,756)	17	(10,773)
3.72%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/01/44	USD	200	(1,935)	5	(1,940)
1.61%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/24/46	USD	4,300	1,316,813	(139,100)	1,455,913
1.40%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/12/46	USD	1,900	646,878	49	646,829
1.44%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/10/46	USD	1,550	521,661	47	521,614
3.40%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/27/48	USD	70	2,247	2	2,245
3.63%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/08/48	USD	1,900	(11,227)	61	(11,288)
3.70%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/15/48	USD	200	(3,329)	6	(3,335)
3.75%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/18/48	USD	300	(7,665)	(545)	(7,120)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
January 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
3.73%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/31/48	USD	100	$(2,138)	$3	$(2,141)
4.13%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/29/48	USD	200	(17,351)	7	(17,358)
4.04%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/20/48	USD	100	(7,266)	3	(7,269)
3.98%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/22/48	USD	200	(12,843)	7	(12,850)
3.99%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/29/48	USD	200	(13,171)	7	(13,178)
3.44%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/05/49	USD	1,700	41,129	55	41,074
3.54%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/08/49	USD	750	5,245	24	5,221
3.52%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/09/49	USD	300	3,467	10	3,457
3.56%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/10/49	USD	200	805	6	799
3.60%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/12/49	USD	180	(441)	6	(447)
3.70%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/19/49	USD	400	(7,554)	13	(7,567)
3.70%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/24/49	USD	800	(15,352)	26	(15,378)
3.64%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/01/49	USD	200	(1,945)	7	(1,952)
2.04%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/07/51	USD	11,085	2,854,262	(1,572,710)	4,426,972
3.18%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/06/53	USD	300	18,417	1,057	17,360
3.22%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/53	USD	200	11,039	7	11,032
3.27%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/07/53	USD	200	9,096	7	9,089
3.28%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/27/53	USD	100	4,319	3	4,316
3.42%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/03/53	USD	100	1,841	3	1,838
3.53%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/08/53	USD	1,400	(2,939)	49	(2,988)
3.48%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/11/53	USD	100	667	4	663
3.59%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/15/53	USD	200	(2,644)	7	(2,651)
3.64%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/18/53	USD	150	(3,348)	(259)	(3,089)
3.61%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/31/53	USD	200	(3,451)	8	(3,459)
3.87%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/26/53	USD	200	(12,666)	7	(12,673)
4.02%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/29/53	USD	150	(13,636)	6	(13,642)
4.03%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/14/53	USD	300	(27,968)	11	(27,979)
3.89%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/22/53	USD	200	(13,660)	8	(13,668)
3.75%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/01/53	USD	120	(5,100)	4	(5,104)
3.36%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/05/54	USD	1,300	36,480	47	36,433
3.46%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/08/54	USD	550	5,363	19	5,344
3.44%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/09/54	USD	200	2,716	7	2,709
3.48%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/10/54	USD	150	923	6	917
3.52%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/12/54	USD	130	(152)	5	(157)
3.62%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/19/54	USD	300	(6,194)	10	(6,204)
3.65%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/23/54	USD	300	(7,578)	11	(7,589)
3.62%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/24/54	USD	200	(4,015)	7	(4,022)
3.56%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/01/54	USD	200	(1,827)	7	(1,834)
								$10,491,597	$(3,338,881)	$13,830,478

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$80,442,750	$—	$—	$80,442,750
Short-Term Securities
Money Market Funds	3,450,000	—	—	3,450,000
	$83,892,750	$—	$—	$83,892,750
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$14,369,739	$—	$14,369,739
Liabilities
Interest Rate Contracts	—	(539,261)	—	(539,261)
	$—	$13,830,478	$—	13,830,478

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

4